 THE PARNASSUS INCOME FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

The Parnassus Income Funds

(Exact name of registrant as specified in charter)

One Market—Steuart Tower #1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Debra A. Early
The Parnassus Income Funds
One Market - Steuart Tower #1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: March 31, 2007

THE PARNASSUS EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF MARCH 31, 2007 - UNAUDITED

Shares	Common Stocks	Percent of Net Assets	Market Value

	Biotechnology
135,000	Amgen Inc. [1,2]		$7,543,800
160,000	Genentech Inc. [1]		13,139,200
300,000	Invitrogen Corp. [1,2]		19,095,000
400,000	Sigma-Aldrich Corp. [2]		16,608,000
		6.5%	$56,386,000

	Chemicals
300,000	Rohm & Hass Co. [2]	1.8%	$15,516,000

	Communications Equipment
125,000	QUALCOMM Inc.	0.6%	$5,332,500

	Computer Peripherals
100,000	Seagate Technology [2]	0.3%	$2,330,000

	Computers
165,000	International Business Machines Corp.	1.8%	$15,552,900

	Cosmetics & Personal Care
210,000	Proctor & Gamble Co.	1.5%	$13,263,600

	Data Processing
100,000	Fiserv Inc. [1]	0.6%	$5,306,000

	Entertainment
300,000	Cedar Fair, LP [2]	1.0%	$8,568,000

	Financial Services
75,000	American Express Co.		$4,230,000
650,000	J.P. Morgan Chase & Co.		31,447,000
215,000	SLM Corp.[2]		8,793,500
225,000	Wachovia Corp.		12,386,250
425,000	Wells Fargo & Co.		14,632,750
		8.3%	$71,489,500

	Food Products
50,000	McCormick & Co., Inc.		$1,926,000
300,000	Sysco Corp.		10,149,000
		1.4%	$12,075,000

	Healthcare Products
50,000	Cytyc Corp. [1]		$1,710,500
290,000	Dentsply International Inc.[2]		9,497,500
340,000	Johnson & Johnson		20,488,400
549,100	Steris Corp.		14,584,096
		5.4%	$46,280,496

	Healthcare Services
365,000	Chemed Corp. [2]		$17,870,400
375,000	Hospira Inc.[1]		15,337,500
400,000	IMS Health Inc.[2]		11,864,000
50,000	Quest Diagnostics [2]		2,493,500
		5.5%	$47,565,400

	Home Products
450,000	WD-40 Co. [2]	1.7%	$14,269,500

	Industrial Manufacturing
275,000	3M Co.		$21,018,250
104,900	Teleflex Inc.[2]		7,140,543
		3.3%	$28,158,793

	Insurance
450,000	AFLAC Inc.		$21,177,000
568,000	Tower Group Inc. [2]		18,300,960
		4.6%	$39,477,960

	Internet
25,000	eBay Inc. [1]		$828,750
47,500	Google Inc. [1]		21,762,600
		2.6%	$22,591,350

	Leisure Manufacturing
100,000	Harley-Davidson Inc. [2]	0.7%	$5,875,000

	Medical Equipment
140,000	Gen-Probe Inc. [1,2]		$6,591,200
200,000	Patterson Cos., Inc. [1,2]		7,098,000
		1.6%	$13,689,200

	Natural Gas
150,000	Energen Corp.[2]		$7,633,500
230,000	ONEOK Inc.		10,350,000
150,000	Quicksilver Resources Inc.[1,2]		5,965,500
500,000	Southern Union Co. [2]		15,195,000
200,000	XTO Energy Inc.[2]		10,962,000
		5.8%	$50,106,000

	Networking Products
435,000	Cisco Systems Inc. [1]	1.3%	$11,105,550

	Office Equipment
100,000	Canon Inc. (ADR)	0.6%	$5,368,000

	Oil & Gas
650,000	Apache Corp.		$45,955,000
25,000	Devon Energy Corp.		1,730,500
100,000	Smith International Inc.[2]		4,805,000
160,000	Sunoco Inc.		11,270,400
300,000	Valero Energy Corp.		19,347,000
525,000	W&T Offshore Inc.[2]		15,188,250
		11.4%	$98,296,150

	Pharmaceuticals
125,000	Cardinal Health Inc.		$9,118,750
300,000	Endo Pharmaceuticals [1,2]		8,820,000
300,000	McKesson Corp.		17,562,000
525,000	Pfizer Inc.		13,261,500
		5.6%	$48,762,250

	Professional Services
420,000	Gevity HR Inc. [2]	1.0%	$8,290,800

	Real Estate Investment Trust
800,000	Annaly Capital Management Inc. [2]	1.4%	$12,384,000

	Retail
25,000	Best Buy Co., Inc.		$1,218,000
815,000	Foot Locker Inc.[2]		19,193,250
165,000	Lowe's Cos., Inc.		5,195,850
275,000	Target Corp.		16,296,500
1,000,000	Tuesday Morning Corp. [2]		14,840,000
215,000	Walgreen Co.		9,866,350
210,000	Whole Foods Market Inc.[2]		9,418,500
		8.8%	$76,028,450

	Semiconductor Capital Equipment
100,000	Applied Materials Inc. [2]	0.2%	$1,832,000

	Semiconductors
1,100,000	Intel Corp.		$21,043,000
650,000	Linear Technology Corp.[2]		20,533,500
250,000	Microchip Technology [2]		8,882,500
285,000	O2Micro International Ltd. (ADR) [1,2]		2,251,500
100,000	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) [2]		1,075,000
200,000	Texas Instruments Inc.		6,020,000
		6.9%	$59,805,500

	Software
75,000	Autodesk Inc. [1,2]		$2,820,000
575,000	BEA Systems Inc.[1]		6,664,250
300,000	Citrix Systems Inc.[1,2]		9,609,000
250,000	Informatica Corp.[1,2]		3,357,500
140,000	Intuit Inc.[1,2]		3,830,400
75,000	SAP AG (ADR)[2]		3,348,750
100,000	Symantec Corp.[1]		1,730,000
		3.6%	$31,359,900

	Transportation
150,000	United Parcel Service Inc.[2]	1.2%	$10,515,000

	Utilities
215,000	Northwest Natural Gas Co. [2]		$9,819,050
75,000	Otter Tail Corp. [2]		2,568,000
		1.4%	$12,387,050

	Total investment in common stocks
	(cost $775,414,861)	98.4%	$849,967,849

Principal Amount $	Convertible Bonds	Percent of Net Assets	Market Value

	Air Transport
4,000,000	ExpressJet Holdings Inc. [2]
	4.250%, due 08/01/2023		$3,835,000

	Total investment in convertible bonds
	(cost $3,598,687)	0.4%	$3,835,000

Shares	Preferred Stocks	Percent of Net Assets	Market Value

	Banks
55,439	First Republic Preferred Capital Corp.
	Preferred 8.875%, Series B, callable 06/13/2007		$1,389,301
55,000	Zions Capital Trust B2
	Preferred 8.000%, callable 09/01/2007		1,399,750

	Total investment in preferred stock
	(cost $2,819,746)	0.3%	$2,789,051

Principal		Percent of
Amount $	Community Loans	Net Assets	Market Value

	Community Development Loans [3]
500,000	Microvest Note
	5.500%, matures 03/15/2009	0.1%	$441,313

	Total investments in long-term securities
	(cost $782,274,608)	99.2%	$857,033,214

Principal		Percent of
Amount $	Short-Term Investments	Net Assets	Market Value

	Certificates of Deposit [3]
100,000	Community Bank of the Bay
	4.350%, matures 08/24/2007		$98,400

	Registered Investment Companies -
	Money Market Funds
1,070,878	Evergreen U.S. Government Fund
	variable rate, 5.030%		$1,070,878
13,375,961	Janus Government Fund
	variable rate, 5.200%		13,375,961
1	SSGA U.S. Government Fund
	variable rate, 4.880%		1
		1.7%	$14,446,840

	Community Development Loans [3]
100,000	Boston Community Loan Fund
	2.000%, matures 06/30/2007		$98,505
200,000	Ecologic Finance
	2.000%, matures 01/25/2008		190,137
100,000	Vermont Community Loan Fund
	2.000%, matures 04/16/2007		99,738
		0.0%	$388,379

	Certificate of Deposit Account Registry Service (CDARS) [3]
500,000	CDARS agreement with Community Bank of the Bay, dated 10/26/2006,
	due 10/25/2007, 4.736%
	Participating depository institutions:
	Associated Bank, NA, par 78,392;
	Community Bank of Missouri, par 93,500;
	Community National Bank, par 47,608;
	F&M Bank & Trust Co., par 93,500;
	First National Bank of Central Alabama, par 93,500;
	Peoples State Bank, par 93,500;
	(cost $488,572)		$488,572

500,000	CDARS agreement with Community Bank of the Bay, dated 12/14/2006,
	due 12/13/2007, 4.640%
	Participating depository institutions:
	Bank of Montgomery, par 32,500;
	Central Bank & Trust Co., par 93,500;
	Grand Bank, par 93,500;
	Rocky Mountain Bank, par 93,500;
	Seaway National Bank of Chicago, par 93,500;
	Shorebank, par 93,500;
	(cost $485,863)		485,863

500,000	CDARS agreement with Community Bank of the Bay, dated 02/01/2007,
	due 01/31/2008, 4.640%
	Participating depository institutions:
	United Bank, par 93,500;
	MidCarolina Bank, par 5,102;
	Kansas State Bank of Manhattan, par 35,008;
	MB Financial Bank, NA, par 76,500;
	First National Bank of Eagle River, par 9,390;
	Enterprise National Bank of Palm Beach, par 93,500;
	First Community Bank, par 93,500;
	Colonial Bank, NA, par 93,500;
	(cost $483,187)		483,187

500,000	CDARS agreement with Community Bank of the Bay, dated 02/15/2007,
	due 02/14/2008, 4.550%
	Participating depository institutions:
	Arvest Bank, par 93,500;
	Potomac Bank of Virginia, par 93,500;
	West Bank, par 93,500;
	IBERIABANK, par 93,500;
	Town Center Bank, par 32,500;
	Northside Bank, par 93,500;
	(cost $482,418)		482,418
		0.2%	$1,940,040

	Securities Purchased with Cash
	Collateral from Securities Lending

	Registered Investment Companies
122,850,587	State Street Navigator
	Securities Lending
	Prime Portfolio
	variable rate, 5.280%	14.3%	$122,850,587

	Total short-term securities
	(cost $139,724,246)	16.3%	$139,724,246

	Total securities
	(cost $921,998,854)	115.4%	$996,757,460

	Payable upon return of securities loaned	-14.3%	$(122,850,587)

	Other assets and liabilities - net	-1.1%	(9,919,533)
	Total net assets	100.0%	$863,987,340

(1)	These securities are non-income producing.

(2)	This security or partial position of this security was on loan at March 31, 2007. The total value of the securities on loan at March 31, 2007 was $120,063,078.

(3)	Market value adjustments have been applied to these securities to reflect early withdrawal.

The portfolio of investments as of March 31, 2007 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At March 31, 2007, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:
Equity Income
Fund

Cost of investments	$782,968,613
Unrealized appreciation	$85,312,755
Unrealized depreciation	(11,248,149)

Net unrealized appreciation (depreciation)	$74,064,606

Fund holdings will vary over time.

Fund shares are not FDIC insured.

THE PARNASSUS FIXED-INCOME FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF MARCH 31, 2007 - UNAUDITED

Shares	Common Stocks	Percent of Net Assets	Market Value

	Natural Gas
30,000	ONEOK Inc.[1]		$1,350,000

	Total investment in common stock
	(cost $759,304)	2.0%	$1,350,000

Principal Amount $	Corporate Bonds	Percent of Net Assets	Market Value

	Biotechnology
3,000,000	Genentech Inc.
	Notes, 4.750%, due 07/15/2015	4.3%	$2,884,497

	Financial Services
2,000,000	American Express Co.[1]
	Notes, 5.500%, due 09/12/2016		$2,019,362
500,000	Bank One Corp.
	Notes, 6.000%, due 02/17/2009		507,102
500,000	Goldman Sachs Group Inc.
	Notes, 6.650%, due 05/15/2009		515,515
1,500,000	Goldman Sachs Group Inc.[1]
	Notes, 5.750%, due 10/01/2016		1,512,453
1,000,000	Goldman Sachs Group Inc.
	Notes, 5.625%, due 01/15/2017		990,498
2,000,000	Merrill Lynch & Co., Inc.
	Notes, 6.500%, due 7/15/2018		2,153,214
500,000	Wells Fargo Financial Inc.
	Notes, 6.850%, due 07/15/2009		517,589
2,000,000	Wells Fargo & Co.[1]
	Notes, 5.125%, due 09/15/2016		1,965,082
		15.3%	$10,180,815

	Networking Products
2,800,000	Cisco Systems Inc.
	Notes, 5.500%, due 02/22/2016	4.2%	$2,819,370

	Retail
400,000	Target Corp.
	Notes, 7.500%, due 08/15/2010	0.6%	$429,835

	Telecommunications
1,000,000	Verizon Communications Inc.
	Notes, 5.550%, due 02/15/2016	1.5%	$1,000,618

	Total investments in corporate bonds
	(cost $17,013,491)	25.9%	$17,315,135

Principal Amount $	Convertible Bonds	Percent of Net Assets	Market Value

	Biotechnology
3,000,000	Amgen Inc. [1]
	Notes, 0.375%, due 02/01/2013	4.1%	$2,700,000

	Computers
1,500,000	Maxtor Corp.[1]
	Notes, 6.800%, due 04/30/2010	2.5%	$1,666,875

	Electronics
1,000,000	Cymer Inc.[1]
	Notes, 3.500%, due 02/15/2009	1.5%	$1,030,000

	Semiconductors
4,000,000	Intel Corp.
	Notes, 2.950%, due 12/15/2035	5.1%	$3,460,000

	Total investments in convertible bonds
	(cost $8,983,399)	13.2%	$8,856,875

Principal Amount $	U.S. Government Agency Securities	Percent of Net Assets	Market Value

2,000,000	Fannie Mae
	Notes, 5.250%, due 01/15/2009		$2,011,744
3,000,000	Fannie Mae
	Notes, 5.125%, due 04/22/2013		2,967,564
3,000,000	Federal Farm Credit Bank
	Notes, 5.410%, due 11/07/2016		3,007,530
1,000,000	Federal Home Loan Bank System
	Notes, 5.000%, due 05/28/2015		977,851
2,000,000	Federal Home Loan Bank System
	Notes, 5.500%, due 11/07/2016		2,014,812
1,000,000	Federal Home Loan Bank System
	Notes, 5.200%, due 08/13/2013		989,025
2,000,000	Freddie Mac
	Notes, 6.000%, due 09/19/2016		2,001,798

	Total investments in U.S. government agency bonds
	(cost $14,046,205)	20.9%	$13,970,324

	Total investment in long-term securities
	(cost $40,802,399)	62.0%	$41,492,334

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value

	U.S. Government Agency Discount Notes
5,500,000	Federal Home Loan Mortgage Corporation
	Zero Coupon, 5.130% equivalent, matures 04/02/2007		$5,498,433
5,000,000	Federal Home Loan Mortgage Corporation
	Zero Coupon, 5.130% equivalent, matures 04/23/2007		4,983,612
10,000,000	Federal Home Loan Mortgage Corporation
	Zero Coupon, 5.120% equivalent, matures 04/30/2007		9,957,333
		30.6%	$20,439,378

	Registered Investment Companies -
	Money Market Funds
1,070,878	Evergreen U.S. Government Fund
	variable rate, 5.030%		$1,070,878
1,581,120	Janus Government Fund
	variable rate, 5.200%		1,581,120
2,018,572	SSGA U.S. Government Fund
	variable rate, 4.880%		2,018,572
		7.0%	$4,670,570

	Securities Purchased with Cash
	Collateral from Securities Lending
3,956,645	State Street Navigator
	Securities Lending
	Prime Portfolio
	variable rate, 5.280%	5.9%	$3,956,645

	Total short-term securities
	(cost $29,066,593)	43.5%	$29,066,593

	Total securities
	(cost $69,868,992)	105.5%	$70,558,927

	Payable upon return of securities loaned	-5.9%	$(3,956,645)

	Other assets and liabilities - net	0.4%	$262,899
	Total net assets	100.0%	$66,865,181

(1)	This security, or partial position of this security, was on loan at March 31, 2007. The total value of the securities on loan on March 31, 2007 was $3,874,310.

The portfolio of investments as of March 31, 2007 has not been audited. This report is provided for the general information of the fund's shareholders.
For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At March 31, 2007, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:
Fixed-Income
Fund

Cost of investments	$40,802,399
Unrealized appreciation	$1,052,813
Unrealized depreciation	(362,878)

Net unrealized appreciation (depreciation)	$689,935

Fund holdings will vary over time.

Fund shares are not FDIC insured.

THE PARNASSUS CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF MARCH 31, 2007 - UNAUDITED

Principal Amount $	Municipal Bonds	Percent of Net Assets	Market Value

	Airport
1,000,000	San Francisco City & County Airport Commission
	FGIC Insured, 5.000%, due 05/01/2010	6.6%	$1,041,860

	Development
500,000	California Infrastructure & Economic Development Bank
	5.000%, due 10/01/2012		$535,625
600,000	La Quinta Redevelopment Agency Tax Allocation
	MBIA Insured, 7.300%, due 09/01/2011		687,876
425,000	Rialto Redevelopment Agency
	4.500%, due 09/01/2013		436,335
625,000	San Mateo Redevelopment Agency
	XLCA Insured, 4.200%, due 08/01/2023		628,025
800,000	State of California
	5.000%, due 07/01/2016		840,112
		19.9%	$3,127,973

	Education
200,000	Sweetwater Union High School District
	4.250%, due 09/01/2017	1.3%	$198,995

	General
1,000,000	ABAG Finance Authority for Nonprofit Corps
	4.250%, due 11/15/2012	6.5%	$1,019,480

	General Obligation
1,000,000	State of California
	6.600%, due 02/01/2009		$1,053,740
700,000	State of California
	6.100%, due 10/01/2009		741,006
		11.4%	$1,794,746

	Housing
1,000,000	California State Public Works Board
	FSA Insured, 5.375%, due 10/01/2013		$1,087,210
960,000	California State Public Works Board
	5.500%, due 12/01/2009		1,006,541
910,000	California Statewide Communities Development Authority
	ACA Insured, 4.500%, due 08/01/2010		922,294
		19.2%	$3,016,045

	Medical Healthcare
300,000	California Health Facilities Financing Authority
	5.000%, due 07/01/2009		$308,169
395,000	County of San Diego
	5.000%, due 09/01/2008		400,992
500,000	Loma Linda Hospital
	4.500%, due 12/01/2018		498,625
415,000	Loma Linda Hospital
	AMBAC Insured, 4.850%, due 12/01/2010		432,613
		10.4%	$1,640,399

	Power
215,000	California State Department of Water Resources
	5.500%, due 05/01/2009	1.4%	$222,461

	Public Improvements
450,000	Linda Fire Protection District
	4.400%, due 05/01/2014	2.9%	$450,059

	School District
450,000	Los Altos School District
	5.250%, due 08/01/2010		$474,206
440,000	Los Angeles Unified School District
	FGIC Insured, 5.500%, due 07/01/2013		466,444
450,000	Morgan Hill Unified School District
	FGIC Insured, 4.900%, due 08/01/2013		473,310
410,000	Sacramento City Unified School District
	5.750%, due 07/01/2017		437,285
		11.8%	$1,851,245

	Transportation
250,000	Los Angeles County Metropolitan Transportation Authority
	AMBAC Insured, 5.000%, due 07/01/2013		$256,930
260,000	San Francisco Bay Area Transit Finance Authority Prerefunded
	5.250%, due 07/01/2013		268,055
		3.4%	$524,985

	Utilities
200,000	City of Los Angeles
	FGIC Insured, 5.000%, due 06/01/2011	1.3%	$205,358

	Water
185,000	California State Department of Water Resources
	5.125%, due 12/01/2016	1.2%	$191,054

	Total investments in municipal bonds
	(cost $15,123,509)	97.2%	$15,284,660

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value

	Registered Investment Companies -
	Money Market Funds

251,494	California Investment Trust Tax Free Fund
	variable rate, 2.900%	1.6%	$251,494

	Total short-term securities
	(cost $251,494)	1.6%	$251,494

	Total securities
	(cost $15,375,003)	98.9%	$15,536,154

	Other assets and liabilities - net	1.1%	$173,043
	Total net assets	100.0%	$15,709,197

The portfolio of investments as of March 31, 2007 has not been audited. This report is provided for the general information of the fund's shareholders.
For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At March 31, 2007, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:
California Tax-Exempt
Fund

Cost of investments	$15,123,509
Unrealized appreciation	$194,812
Unrealized depreciation	$(33,661)

Net unrealized appreciation (depreciation)	$161,151

Fund holdings will vary over time.

Fund shares are not FDIC insured.

Glossary of Terms
ABAG	The Association of Bay Area Governments
ACA	ACA Financial Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assistance
MBIA	Municipal Bond Investors Assurance Corp.
XLCA	XL Capital Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Parnassus Income Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson, Principal Executive Officer

Date:	May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson, Principal Executive Officer

Date:	May 25, 2007

By:	/s/ Debra A. Early

Debra A. Early, Principal Financial Officer

Date:	May 25, 2007